Lease (Tables)	9 Months Ended
Sep. 30, 2021
Lease
Schedule of lessee lease information

	December 31,	September 30,
	2020	2021
Operating leases:
Right-of-use assets - operating lease	1,350,294	2,348,642

Current portion of operating lease liabilities	547,142	646,887
Non-current operating lease liabilities	1,015,261	1,792,738
Total operating lease liabilities	1,562,403	2,439,625

Finance leases:
Right-of-use assets - finance lease	95,887	69,946

Current portion of finance lease liabilities	33,237	27,541
Non-current finance lease liabilities	55,107	35,950
Total finance lease liabilities	88,344	63,491

	As of December 31,		As of September 30,
	2020		2021
Weighted-average remaining lease term:
Operating leases	3.8	years	5.9	years
Finance leases	3.1	years	2.5	years

Weighted-average discount rate:
Operating leases	5.82%		5.61%
Finance leases	5.70%		5.79%

	Nine Months Ended	Nine Months Ended
	September 30,	September 30,
	2020	2021
Operating cash outflows from operating leases	407,697	469,014
Operating cash outflows from finance leases (interest payments)	5,680	3,606
Financing cash outflows from finance leases	32,571	25,164
Right-of-use assets obtained in exchange for lease liabilities	116,714	1,289,501

Schedule of lease cost

	Nine Months Ended	Nine Months Ended
	September 30,	September 30,
Lease cost:	2020	2021
Amortization of right-of-use assets	349,362	439,201
Interest of operating lease liabilities	84,444	66,932
Expenses for short-term leases within 12 months and other non-lease component	57,877	169,955
Total lease cost	491,683	676,088

Schedule of maturities of our operating and finance lease liabilities (excluding short-term leases)

	As of December 31,		As of September 30,
	2020		2021
	Operating	Finance	Operating	Finance
	Leases	Leases	Leases	Leases
2021	609,011	36,494	200,307	8,096
2022	421,579	29,561	736,431	29,140
2023	287,087	22,515	584,967	22,196
2024	146,459	7,996	358,595	8,067
2025	84,925	36	251,987	106
Thereafter	175,950	—	749,371	35
Total minimum lease payments	1,725,011	96,602	2,881,658	67,640
Less: Interest	(162,608)	(8,258)	(442,033)	(4,149)
Present value of lease obligations	1,562,403	88,344	2,439,625	63,491
Less: Current portion	(547,142)	(33,237)	(646,887)	(27,541)
Long-term portion of lease obligations	1,015,261	55,107	1,792,738	35,950